JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 93.9%
Alternative Assets — 2.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	14,823,501	162,910,280

Fixed Income — 37.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	99,677,719	1,200,119,735
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11,664,217	78,266,896
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	11,772,518	81,230,374
JPMorgan High Yield Fund Class R6 Shares (a)	42,297,503	262,667,496
JPMorgan Income Fund Class R6 Shares (a)	3,969,944	33,426,930
JPMorgan Managed Income Fund Class L Shares (a)	602,179	5,967,599
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	76,068,103	710,476,084

Total Fixed Income		2,372,155,114

International Equity — 24.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	15,185,786	386,630,101
JPMorgan International Advantage Fund Class R6 Shares (a)	11,116,703	167,751,051
JPMorgan International Equity Fund Class R6 Shares (a)	42,621,598	594,997,505
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	29,298,439	412,522,017

Total International Equity		1,561,900,674

U.S. Equity — 28.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	59,728,925	876,223,336
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,752,109	75,621,024
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	2,661,406	42,981,702
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,748,313	29,319,212
JPMorgan U.S. Equity Fund Class R6 Shares (a)	59,357,217	793,605,987

Total U.S. Equity		1,817,751,261

TOTAL INVESTMENT COMPANIES (Cost $6,368,581,590)		5,914,717,329

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $108,102,323)	107,089,100	109,230,882

	Shares
EXCHANGE-TRADED FUNDS — 0.8%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $71,208,825)	805,382	51,995,462

SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 3.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $233,841,760)	233,841,760	233,841,760

Total Investments — 100.1% (Cost $6,781,734,498)		6,309,785,433
Liabilities in Excess of Other Assets — (0.1)%		(7,460,600)

Net Assets — 100.0%		6,302,324,833

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	1,802	06/2020	CAD	188,612,663	(485,155)
DJ US Real Estate Index	813	06/2020	USD	22,308,720	104,680
MSCI EAFE E-Mini Index	275	06/2020	USD	21,507,750	66,943
MSCI Emerging Markets E-Mini Index	42	06/2020	USD	1,773,660	3,504
Russell 2000 E-Mini Index	231	06/2020	USD	13,279,035	(497,626)
S&P 500 E-Mini Index	961	06/2020	USD	123,608,625	(4,179,043)
S&P Midcap 400 E-Mini Index	1,421	06/2020	USD	204,695,050	15,466,985
U.S. Treasury 10 Year Note	3,828	06/2020	USD	531,553,687	23,594,484

					34,074,772

Short Contracts
EURO STOXX 50 Index	(3,624)	06/2020	EUR	(107,977,482)	(11,629,753)
Euro-Bund	(807)	06/2020	EUR	(153,540,853)	2,033,558
FTSE 100 Index	(224)	06/2020	GBP	(15,518,972)	(1,290,708)

					(10,886,903)

					23,187,869

Abbreviations

CAD   Canadian Dollar

EAFE Europe, Australasia, and Far East

EUR Euro

FTSE  Financial Times and the London Stock Exchange

GBP British Pound

MSCI Morgan Stanley Capital International

USD United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,200,554,551	$109,230,882	$—	$6,309,785,433

Appreciation in Other Financial Instruments
Futures Contracts (a)	$41,270,154	$—	$—	$41,270,154

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(5,161,824)	$(12,920,461)	$—	$(18,082,285)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$80,276,715	$9,287,400	$219,510	$(19,213,363)	$51,995,462	805,382	$842,037	$83,523
JPMorgan Core Bond Fund Class R6 Shares (a)	1,445,190,460	144,387,111	421,573,648	10,252,239	21,863,573	1,200,119,735	99,677,719	29,470,512	6,480,698
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	559,172,022	4,562,899	570,105,288	21,980,757	(15,610,390)	—	—	4,562,899	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	162,286,665	—	158,113,252	20,418,417	(24,591,830)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares(a)	104,503,766	3,687,859	12,881,709	145,853	(17,188,873)	78,266,896	11,664,217	3,687,859	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	318,262,856	169,956,908	25,716,769	669,673	(76,542,567)	386,630,101	15,185,786	3,708,797	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	92,765,083	3,831,776	—	—	(15,366,485)	81,230,374	11,772,518	3,831,776	—
JPMorgan Equity Income Fund Class R6 Shares (a)	253,155,763	917,540,426	79,984,268	2,436,290	(216,924,875)	876,223,336	59,728,925	14,336,210	11,246,815
JPMorgan Growth Advantage Fund Class R6 Shares (a)	370,622,625	—	370,462,915	210,874,518	(211,034,228)	—	—	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	438,348,795	79,643,534	211,859,504	(2,348,183)	(41,117,146)	262,667,496	42,297,503	13,867,910	—
JPMorgan Income Fund Class R6 Shares (a)	—	38,092,708	—	—	(4,665,778)	33,426,930	3,969,944	640,348	9,250
JPMorgan International Advantage Fund Class R6 Shares(a)	529,593,076	33,861,294	329,077,383	1,136,865	(67,762,801)	167,751,051	11,116,703	11,883,106	—
JPMorgan International Equity Fund Class R6 Shares (a)	582,029,781	189,869,341	38,439,546	62,803	(138,524,874)	594,997,505	42,621,598	23,819,173	695,866
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	459,777,822	145,659,071	88,523,530	(4,082,229)	(100,309,117)	412,522,017	29,298,439	16,001,003	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	125,997,830	—	127,255,963	52,697,350	(51,439,217)	—	—	—	—
JPMorgan Managed Income Fund Class L Shares(a)	7,794,522	229,669,090	231,150,041	(247,533)	(98,439)	5,967,599	602,179	480,473	24,102
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	210,457,767	14,819,977	208,197,956	35,013,577	(52,093,365)	—	—	—	14,819,977
JPMorgan Realty Income Fund Class R6 Shares (a)	308,061,126	17,595,839	119,159,746	19,211,438	(62,798,377)	162,910,280	14,823,501	3,740,297	13,855,543
JPMorgan Short Duration Core Plus Fund Class R6 Shares(a)	79,156,794	708,541,134	57,224,100	518,681	(20,516,425)	710,476,084	76,068,103	8,872,365	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	63,490,958	39,204,278	—	—	(27,074,212)	75,621,024	1,752,109	675,072	3,984,135
JPMorgan Small Cap Growth Fund Class R6 Shares(a)	54,624,690	2,829,412	4,283,992	667,888	(10,856,296)	42,981,702	2,661,406	120,375	2,709,037
JPMorgan Small Cap Value Fund Class R6 Shares (a)	54,204,500	2,601,216	12,906,603	(1,396,836)	(13,183,065)	29,319,212	1,748,313	400,398	2,200,818
JPMorgan U.S. Equity Fund Class R6 Shares (a)	734,764,011	327,520,897	115,858,996	1,620,149	(154,440,074)	793,605,987	59,357,217	8,426,338	83,009,992
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	94,172,493	2,361,925,242	2,222,255,975	—	—	233,841,760	233,841,760	3,441,484	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	513,567,212	38,538,172	521,498,613	155,132,291	(185,739,062)	—	—	1,617,703	36,920,468
JPMorgan Value Advantage Fund Class R6 Shares (a)	347,050,389	—	349,530,007	139,144,877	(136,665,259)	—	—	—	—

Total	$7,909,051,006	$5,554,614,899	$6,285,347,204	$664,128,395	$(1,641,892,545)	$6,200,554,551		$154,426,135	$176,040,224

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.